Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT3-0922
1.9885500.104
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 4.3%
Aurizon Holdings Ltd.	3,106,821	8,793,225
Bank of Queensland Ltd.	1,084,652	5,744,532
Bendigo & Adelaide Bank Ltd.	953,659	6,920,354
BHP Group Ltd.	2,796,159	76,517,887
BlueScope Steel Ltd.	812,469	9,543,569
Challenger Ltd.	946,079	4,673,405
Downer EDI Ltd.	1,140,956	4,441,920
Fortescue Metals Group Ltd.	2,858,245	36,781,488
Rio Tinto Ltd.	626,554	43,410,506
Sonic Healthcare Ltd.	810,322	19,513,783
TOTAL AUSTRALIA		216,340,669
Austria - 0.3%
OMV AG	243,050	10,289,111
Voestalpine AG	186,845	4,182,132
TOTAL AUSTRIA		14,471,243
Belgium - 0.7%
Anheuser-Busch InBev SA NV	548,966	29,406,921
Sofina SA	26,592	6,207,536
TOTAL BELGIUM		35,614,457
Bermuda - 0.7%
Jardine Matheson Holdings Ltd.	426,333	22,517,138
Orient Overseas International Ltd.	290,000	10,085,479
TOTAL BERMUDA		32,602,617
Cayman Islands - 1.1%
ASM Pacific Technology Ltd.	522,400	4,159,289
CK Asset Holdings Ltd.	3,321,000	23,458,828
CK Hutchison Holdings Ltd.	4,530,500	30,052,073
TOTAL CAYMAN ISLANDS		57,670,190
Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	14,992	40,933,187
Danske Bank A/S	1,117,892	15,593,639
TOTAL DENMARK		56,526,826
Finland - 1.2%
Fortum Corp.	734,658	8,195,606
Nokia Corp.	9,133,679	47,573,543
TietoEVRY Oyj	177,893	4,818,112
TOTAL FINLAND		60,587,261
France - 13.5%
BNP Paribas SA	1,863,769	88,058,103
Bouygues SA	367,997	11,124,464
Carrefour SA	1,019,004	17,365,929
Compagnie de St. Gobain	884,461	41,242,281
Compagnie Generale des Etablissements Michelin SCA Series B	1,205,323	33,730,450
Credit Agricole SA	2,298,263	21,175,827
Danone SA	847,942	46,754,833
Eiffage SA	135,635	12,678,711
Elis SA	325,638	4,845,835
Engie SA	3,000,578	37,124,208
Eurazeo SA	86,918	6,187,326
Faurecia SA (a)	312,696	5,607,223
Ipsen SA	67,904	6,856,847
Orange SA	3,099,714	31,674,255
Publicis Groupe SA	376,494	20,035,275
Renault SA (a)	349,393	10,329,597
Rexel SA	402,481	7,124,681
Sanofi SA	1,329,668	132,133,830
Societe Generale Series A	1,314,030	29,442,684
TotalEnergies SE	1,746,085	89,185,446
Valeo SA	388,957	8,304,475
Worldline SA (a)(b)	421,915	18,622,552
TOTAL FRANCE		679,604,832
Germany - 8.7%
Aurubis AG	56,910	4,084,337
Bayerische Motoren Werke AG (BMW)	631,828	51,628,828
Continental AG	182,293	12,986,779
Covestro AG (b)	326,091	10,997,548
Deutsche Bank AG	3,488,390	30,397,825
Deutsche Post AG	1,673,071	66,822,247
Deutsche Telekom AG	3,207,229	60,934,115
Fresenius Medical Care AG & Co. KGaA	336,317	12,468,453
Fresenius SE & Co. KGaA	697,571	17,850,132
HeidelbergCement AG	241,173	12,284,644
Infineon Technologies AG	131,249	3,599,438
K+S AG	323,053	6,804,934
KION Group AG	121,794	5,555,347
LEG Immobilien AG	122,943	11,137,961
Mercedes-Benz Group AG (Germany)	1,408,460	83,062,545
RWE AG	1,109,839	45,576,614
TOTAL GERMANY		436,191,747
Hong Kong - 1.5%
BOC Hong Kong (Holdings) Ltd.	5,425,500	19,594,253
Henderson Land Development Co. Ltd.	2,205,930	7,679,170
New World Development Co. Ltd.	2,379,000	7,940,203
Sino Land Ltd.	5,445,009	8,087,849
Sun Hung Kai Properties Ltd.	2,592,000	30,941,061
TOTAL HONG KONG		74,242,536
Ireland - 0.2%
DCC PLC (United Kingdom)	161,939	10,550,698
Italy - 2.2%
Banco BPM SpA	2,557,391	6,581,502
Eni SpA	4,259,977	51,207,442
Hera SpA	1,357,619	3,887,928
Leonardo SpA	683,079	6,378,215
Telecom Italia SpA (a)	26,338,784	5,843,516
UniCredit SpA	3,686,935	36,462,644
TOTAL ITALY		110,361,247
Japan - 26.5%
AGC, Inc.	383,900	13,994,403
Aisin Seiki Co. Ltd.	308,400	9,159,050
Alfresa Holdings Corp.	357,000	4,764,487
Amada Co. Ltd.	606,100	4,892,264
Brother Industries Ltd.	442,600	8,290,533
Canon, Inc.	1,755,900	41,540,781
Chubu Electric Power Co., Inc.	1,215,400	12,965,180
Electric Power Development Co. Ltd.	293,500	4,952,145
ENEOS Holdings, Inc.	5,452,200	21,091,321
FUJIFILM Holdings Corp.	677,500	38,700,178
Fukuoka Financial Group, Inc.	322,600	5,717,996
Honda Motor Co. Ltd.	2,904,500	74,434,204
Iida Group Holdings Co. Ltd.	303,100	4,962,481
INPEX Corp.	1,732,000	19,851,808
Isuzu Motors Ltd.	1,049,800	11,514,845
Itochu Corp.	1,750,800	50,965,204
Japan Post Holdings Co. Ltd.	2,035,100	14,652,389
Japan Post Insurance Co. Ltd.	337,300	5,453,417
Japan Tobacco, Inc.	1,856,600	33,336,398
Kajima Corp.	838,800	9,575,491
Kawasaki Kisen Kaisha Ltd.	131,600	9,704,134
Kyocera Corp.	592,700	32,947,538
Marubeni Corp.	2,934,300	27,295,656
Mazda Motor Corp.	1,013,100	8,540,005
Medipal Holdings Corp.	354,900	5,354,519
Mitsubishi Corp.	2,507,700	74,527,038
Mitsubishi Electric Corp.	3,624,100	38,249,572
Mitsui & Co. Ltd.	2,772,000	61,156,635
Mitsui OSK Lines Ltd.	610,800	16,748,691
Mizuho Financial Group, Inc.	4,285,900	51,115,249
NEC Corp.	460,500	16,999,109
NGK Spark Plug Co. Ltd.	289,500	5,669,123
Nippon Steel & Sumitomo Metal Corp.	1,604,000	23,867,899
Nippon Yusen KK	287,000	22,544,227
Nissan Motor Co. Ltd.	4,060,620	15,441,987
Otsuka Holdings Co. Ltd.	941,500	33,633,174
Panasonic Holdings Corp.	3,934,700	32,485,435
Resona Holdings, Inc.	4,052,500	15,749,025
Ricoh Co. Ltd.	1,075,900	8,653,535
Seiko Epson Corp.	526,100	7,903,429
SoftBank Group Corp.	2,087,700	87,697,596
Sojitz Corp.	363,300	5,520,919
Stanley Electric Co. Ltd.	254,000	4,463,373
Subaru Corp.	1,038,600	18,072,581
Sumitomo Chemical Co. Ltd.	2,794,100	10,980,624
Sumitomo Corp.	2,112,200	29,697,442
Sumitomo Electric Industries Ltd.	1,340,000	14,939,385
Sumitomo Forestry Co. Ltd.	319,200	4,956,065
Sumitomo Heavy Industries Ltd.	207,400	4,745,282
Sumitomo Mitsui Financial Group, Inc.	2,319,700	72,773,866
Suzuki Motor Corp.	828,900	27,170,811
Taisei Corp.	338,900	10,813,223
Takeda Pharmaceutical Co. Ltd.	2,670,600	78,355,963
TDK Corp.	522,300	16,449,656
Tokyo Gas Co. Ltd.	692,200	13,595,446
Toppan, Inc.	590,200	10,042,527
Tosoh Corp.	548,700	7,152,416
Yamada Holdings Co. Ltd.	1,288,900	4,653,424
Yamaha Motor Co. Ltd.	532,000	10,276,717
TOTAL JAPAN		1,331,757,871
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	1,028,870	25,147,976
Aroundtown SA	1,634,384	5,220,069
SES SA (France) (depositary receipt)	647,217	4,872,522
TOTAL LUXEMBOURG		35,240,567
Netherlands - 3.9%
AEGON NV	2,381,936	10,461,956
Heineken Holding NV	77,814	6,123,795
Koninklijke Ahold Delhaize NV	1,765,021	48,606,441
Koninklijke Philips Electronics NV	1,491,884	30,876,413
NN Group NV	523,232	24,428,260
OCI NV	156,486	5,428,245
Randstad NV	211,136	10,627,734
Signify NV (b)	216,625	6,991,862
Stellantis NV (Italy)	3,756,668	53,453,554
TOTAL NETHERLANDS		196,998,260
New Zealand - 0.2%
Fletcher Building Ltd.	1,325,587	4,312,862
Ryman Healthcare Ltd.	708,894	4,146,453
TOTAL NEW ZEALAND		8,459,315
Singapore - 2.0%
Oversea-Chinese Banking Corp. Ltd.	6,755,586	57,251,571
United Overseas Bank Ltd.	2,117,082	42,238,626
TOTAL SINGAPORE		99,490,197
Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA	4,078,275	18,481,419
Banco Santander SA (Spain)	29,268,293	73,225,528
Bankinter SA	1,092,345	5,363,336
Repsol SA	2,371,766	29,548,075
Telefonica SA	9,043,103	40,365,663
TOTAL SPAIN		166,984,021
Sweden - 4.8%
Castellum AB	466,833	7,455,767
Electrolux AB (B Shares)	426,369	6,120,595
Ericsson (B Shares)	4,874,581	37,077,279
Fastighets AB Balder (a)	1,064,988	6,768,965
Industrivarden AB (A Shares)	594,465	15,437,535
Investor AB (B Shares)	4,135,943	76,840,255
Kinnevik AB (B Shares) (a)	424,713	7,604,311
Securitas AB (B Shares) (c)	546,122	5,505,717
Skanska AB (B Shares)	675,544	11,460,489
SKF AB (B Shares)	620,576	10,443,945
SSAB AB (A Shares)	1,378,647	6,629,911
Volvo AB (B Shares)	2,716,276	48,768,124
TOTAL SWEDEN		240,112,893
Switzerland - 4.6%
Adecco SA (Reg.)	286,682	10,098,950
ams-OSRAM AG (a)	462,957	3,794,706
Holcim AG	739,764	34,686,539
Logitech International SA (Reg.)	284,110	15,855,359
Nestle SA (Reg. S)	107,056	13,117,282
Novartis AG	1,781,672	153,098,472
TOTAL SWITZERLAND		230,651,308
United Kingdom - 17.9%
3i Group PLC	1,642,605	25,522,391
Abrdn PLC	3,680,720	7,427,305
Anglo American PLC (United Kingdom)	1,534,455	55,462,696
Aviva PLC	4,426,257	21,345,571
Barclays PLC	26,605,736	50,965,012
Barratt Developments PLC	1,725,879	10,529,895
Bellway PLC	208,417	6,208,198
British American Tobacco PLC (United Kingdom)	3,033,953	118,881,363
BT Group PLC	7,443,085	14,665,858
GSK PLC	1,580,242	33,201,216
Haleon PLC (a)	1,975,301	7,019,312
Hikma Pharmaceuticals PLC	303,883	6,402,189
Imperial Brands PLC	1,602,432	35,183,530
J Sainsbury PLC	2,960,608	7,967,997
Kingfisher PLC	3,403,878	10,769,442
Lloyds Banking Group PLC	119,901,337	66,384,387
Londonmetric Properity PLC	1,654,330	5,044,666
Marks & Spencer Group PLC (a)	3,306,377	5,695,493
Persimmon PLC	538,932	12,364,907
Rio Tinto PLC	1,790,667	108,101,720
Royal Mail PLC	1,333,397	4,592,137
Segro PLC	2,029,540	27,063,733
Shell PLC (London)	3,684,994	98,302,114
Standard Chartered PLC (United Kingdom)	4,178,712	28,802,577
Taylor Wimpey PLC	6,158,251	9,531,887
Tesco PLC	12,911,133	41,407,771
Tritax Big Box REIT PLC	3,154,289	7,575,030
Vistry Group PLC	375,218	4,210,707
Vodafone Group PLC	45,233,623	66,658,910
TOTAL UNITED KINGDOM		897,288,014
TOTAL COMMON STOCKS (Cost $5,345,025,130)		4,991,746,769

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $2,882,585)	2,900,000	2,860,102

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	569,860	569,974
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	5,485,241	5,485,790
TOTAL MONEY MARKET FUNDS (Cost $6,055,764)		6,055,764

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,353,963,479)	5,000,662,635
NET OTHER ASSETS (LIABILITIES) - 0.4%	18,429,493
NET ASSETS - 100.0%	5,019,092,128

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	254	Sep 2022	24,791,670	1,357,969	1,357,969

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,611,962 or 0.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,232,803.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	45,610,810	940,412,361	985,453,197	79,482	-	-	569,974	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	627,322,228	621,836,438	882,508	-	-	5,485,790	0.0%
Total	45,610,810	1,567,734,589	1,607,289,635	961,990	-	-	6,055,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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